Average Annual Total Returns{- Franklin Mutual Shares Fund} - Franklin Mutual Series Funds-31 - Franklin Mutual Shares Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R Return Before Taxes Past 1 year	Class R Return Before Taxes Past 5 years	Class R Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 5 years	Class R6 Return Before Taxes Since Inception		Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 5 years	Class Z Return Before Taxes Past 10 years	Russell 1000® Value Index (index reflects no deduction for fees, expenses or taxes) Past 1 year		Russell 1000® Value Index (index reflects no deduction for fees, expenses or taxes) Past 5 years		Russell 1000® Value Index (index reflects no deduction for fees, expenses or taxes) Past 10 years		S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 1 year		S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 5 years		S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	(9.86%)	4.71%	6.43%	(10.66%)	3.14%	5.24%	(5.35%)	3.53%	5.04%	(6.21%)	5.10%	6.26%	(4.80%)	5.64%	6.80%	(4.27%)	6.27%	6.55%	[1]	(4.34%)	6.16%	7.32%	2.80%	[2]	9.73%	[2]	10.50%	[2]	18.40%	[2]	15.21%	[2]	13.88%	[2]

[1]	1. Since inception May 1, 2013.
[2]

2. The Russell 1000® Value Index is replacing the S&P 500 Index as the Fund’s benchmark. The investment manager believes the composition of the Russell 1000® Value Index more accurately reflects the Fund’s current investment strategy and portfolio characteristics.